Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BALANCED FUND
Central Index Key	dei_EntityCentralIndexKey	0000004568
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABALX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BALBX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BALCX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BALFX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMBFX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBAX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBBX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBCX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBEX
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLBFX
AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBAX
AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBBX
AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBCX
AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBEX
AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBFX
AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLBGX

AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND
American Balanced Fund
Investment objectives
The investment objectives of the fund are: (1) conservation of capital, (2)
current income and (3) long-term growth of capital and income.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 34 of the prospectus and on page 58 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees AMERICAN BALANCED FUND	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	Maximum sales charge (load) imposed on reinvested dividends	Redemption or exchange fees USD ( $)	Maximum annual account fee (529 share classes only) USD ( $)
Class A	5.75%	none	none	none
Class B	none	5.00%	none	none
Class C	none	1.00%	none	none
Class F-1	none	none	none	none
Class F-2	none	none	none	none
Class 529-A	5.75%	none	none	none	10
Class 529-B	none	5.00%	none	none	10
Class 529-C	none	1.00%	none	none	10
Class 529-E	none	none	none	none	10
Class 529-F-1	none	none	none	none	10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMERICAN BALANCED FUND	Management fees	Distribution and/or service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.24%	0.24%	0.15%	0.63%
Class B	0.24%	1.00%	0.14%	1.38%
Class C	0.24%	1.00%	0.19%	1.43%
Class F-1	0.24%	0.25%	0.14%	0.63%
Class F-2	0.24%	none	0.16%	0.40%
Class 529-A	0.24%	0.22%	0.23%	0.69%
Class 529-B	0.24%	1.00%	0.24%	1.48%
Class 529-C	0.24%	0.99%	0.25%	1.48%
Class 529-E	0.24%	0.50%	0.23%	0.97%
Class 529-F-1	0.24%	none	0.23%	0.47%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example AMERICAN BALANCED FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	636	765	906	1,316
Class B	640	837	955	1,452
Class C	246	452	782	1,713
Class F-1	64	202	351	786
Class F-2	41	128	224	505
Class 529-A	661	822	996	1,489
Class 529-B	670	907	1,065	1,656
Class 529-C	270	507	865	1,868
Class 529-E	119	348	594	1,293
Class 529-F-1	68	190	322	698

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption AMERICAN BALANCED FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	140	437	755	1,452
Class C	146	452	782	1,713
Class 529-B	170	507	865	1,656
Class 529-C	170	507	865	1,868

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Principal investment strategies
The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including common stocks and investment-grade bonds (rated
Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in securities backed by the U.S. government - Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government sponsored entities and federal agencies and instrumentalities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.
Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S.
dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United
States. These risks may be heightened in connection with investments in developing countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results (before and after taxes) are
not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares

Highest/Lowest quarterly results during this time period were:

Highest          12.76%             (quarter ended June 30, 2003)

Lowest           -14.46%             (quarter ended December 31, 2008)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns AMERICAN BALANCED FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	6.51%	2.68%	4.80%
Class B	Share class B (before taxes)	7.12%	2.77%	4.77%	6.30%	Mar 15, 2000
Class C	Share class C (before taxes)	11.11%	3.08%		4.54%	Mar 15, 2001
Class F-1	Share class F-1 (before taxes)	12.95%	3.91%		5.37%	Mar 15, 2001
Class F-2	Share class F-2 (before taxes)	13.21%			4.29%	Aug 5, 2008
Class 529-A	Share class 529-A (before taxes)	6.46%	2.61%		4.45%	Feb 15, 2002
Class 529-B	Share class 529-B(before taxes)	6.99%	2.65%		4.36%	Feb 15, 2002
Class 529-C	Share class 529-C (before taxes)	11.03%	3.01%		4.45%	Feb 19, 2002
Class 529-E	Share class 529-E (before taxes)	12.59%	3.54%		4.51%	Mar 5, 2002
Class 529-F-1	Share class 529-F-1 (before taxes)	13.15%	4.06%		6.75%	Sep 17, 2002
After Taxes on Distributions Class A	Share class A - After taxes on distributions	6.14%	1.93%	3.90%
After Taxes on Distributions and Sales Class A	Share class A - After taxes on distributions and sale of fund shares	4.60%	2.07%	3.78%
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.54%	5.80%	5.84%
60%/40% S&P/BC Index	60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or taxes)	11.66%	3.75%	3.39%
Lipper Balanced Funds Index	Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or taxes)	11.90%	3.91%	3.71%

Class A annualized 30-day yield at December 31, 2010:
1.62%
(For current yield information, please call American
FundsLine® at 800/325-3590.)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	American Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objectives of the fund are: (1) conservation of capital, (2)
current income and (3) long-term growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 34 of the prospectus and on page 58 of the fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including common stocks and investment-grade bonds (rated
Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in securities backed by the U.S. government - Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government sponsored entities and federal agencies and instrumentalities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.
Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S.
dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United
States. These risks may be heightened in connection with investments in developing countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results (before and after taxes) are
not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were:

Highest          12.76%             (quarter ended June 30, 2003)

Lowest           -14.46%             (quarter ended December 31, 2008)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
Class A annualized 30-day yield at December 31, 2010:
1.62%
(For current yield information, please call American
FundsLine® at 800/325-3590.)

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Thirty Day Yield, Caption	rr_ThirtyDayYieldCaption	Class A annualized 30-day yield at December 31, 2010:
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	800/325-3590
AMERICAN BALANCED FUND (First Prospectus Summary) | AMERICAN BALANCED FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.46%)
Thirty Day Yield	rr_ThirtyDayYield	1.62%
AMERICAN BALANCED FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
AMERICAN BALANCED FUND | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
AMERICAN BALANCED FUND | 60%/40% S&P/BC Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%
AMERICAN BALANCED FUND | Lipper Balanced Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
AMERICAN BALANCED FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
Annual Return 2001	rr_AnnualReturn2001	8.19%
Annual Return 2002	rr_AnnualReturn2002	(6.27%)
Annual Return 2003	rr_AnnualReturn2003	22.82%
Annual Return 2004	rr_AnnualReturn2004	8.92%
Annual Return 2005	rr_AnnualReturn2005	3.12%
Annual Return 2006	rr_AnnualReturn2006	11.80%
Annual Return 2007	rr_AnnualReturn2007	6.60%
Annual Return 2008	rr_AnnualReturn2008	(25.73%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	13.02%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - Before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.80%
AMERICAN BALANCED FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
AMERICAN BALANCED FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A - After taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.78%
AMERICAN BALANCED FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	837
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	955
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	437
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	755
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,452
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2000
AMERICAN BALANCED FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	246
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,713
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
AMERICAN BALANCED FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2001
AMERICAN BALANCED FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	505
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 5, 2008
AMERICAN BALANCED FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	822
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	996
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
AMERICAN BALANCED FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,065
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,656
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	507
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	865
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,656
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B(before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 15, 2002
AMERICAN BALANCED FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,868
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	507
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	865
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,868
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 19, 2002
AMERICAN BALANCED FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,293
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 5, 2002
AMERICAN BALANCED FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	322
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	698
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2002

AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND
American Balanced Fund
Investment objectives
The investment objectives of the fund are: (1) conservation of capital, (2)
current income and (3) long-term growth of capital and income.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least  $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 23 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees AMERICAN BALANCED FUND	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	Maximum sales charge (load) imposed on reinvested dividends	Redemption or exchange fees USD ( $)
Class R-1	none	none	none	none
Class R-2	none	none	none	none
Class R-3	none	none	none	none
Class R-4	none	none	none	none
Class R-5	none	none	none	none
Class R-6	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMERICAN BALANCED FUND	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.16%	0.41%	0.20%	0.16%	0.11%	0.06%
Total annual fund operating expenses	1.40%	1.40%	0.94%	0.65%	0.35%	0.30%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example AMERICAN BALANCED FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class R-1	143	443	766	1,680
Class R-2	143	443	766	1,680
Class R-3	96	300	520	1,155
Class R-4	66	208	362	810
Class R-5	36	113	197	443
Class R-6	31	97	169	381

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Principal investment strategies
The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including common stocks and investment-grade bonds (rated
Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in securities backed by the U.S. government - Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government sponsored entities and federal agencies and instrumentalities are neither issued nor guaranteed by the U.S.
government.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.
Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S.
dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United
States. These risks may be heightened in connection with investments in developing countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Balanced Funds
Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Calendar year total returns for Class A shares
Highest/Lowest quarterly results during this time period were:

Highest          12.76%             (quarter ended June 30, 2003)

Lowest          -14.46%             (quarter ended December 31, 2008)

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns AMERICAN BALANCED FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R-1	Share class R-1	12.10%	3.10%		4.26%	May 29, 2002
Class R-2	Share class R-2	12.14%	3.08%		4.24%	May 21, 2002
Class R-3	Share class R-3	12.64%	3.58%		4.94%	Jun 4, 2002
Class R-4	Share clas R-4	13.01%	3.88%		5.60%	Jun 21, 2002
Class R-5	Share class R-5	13.32%	4.19%		5.27%	May 15, 2002
Class R-6	Share class R-6	13.38%			21.18%	May 1, 2009
S&P 500	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)	15.08%	2.29%	1.42%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)	6.54%	5.80%	5.84%
60%/40% S&P/BC Index	60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or taxes)	11.66%	3.75%	3.39%
Lipper Balanced Funds Index	Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or taxes)	11.90%	3.91%	3.71%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
AMERICAN BALANCED FUND (Second Prospectus Summary) | AMERICAN BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	American Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objectives of the fund are: (1) conservation of capital, (2)
current income and (3) long-term growth of capital and income.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least  $25,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 23 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 58 of the fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's results.
During the most recent fiscal year, the fund's portfolio turnover rate was 37%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including common stocks and investment-grade bonds (rated
Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions - The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks - Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds - Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing in securities backed by the U.S. government - Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government sponsored entities and federal agencies and instrumentalities are neither issued nor guaranteed by the U.S.
government.

Investing in mortgage-backed and asset-backed securities - Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.
Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Thinly traded securities - There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country's currency against the U.S.
dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United
States. These risks may be heightened in connection with investments in developing countries.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Balanced Funds
Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund's objective. Past results are not predictive of future results.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Results do not include a sales charge; if a sales charge were included, results would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were:

Highest          12.76%             (quarter ended June 30, 2003)

Lowest          -14.46%             (quarter ended December 31, 2008)

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
AMERICAN BALANCED FUND | S&P 500
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
AMERICAN BALANCED FUND | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
AMERICAN BALANCED FUND | 60%/40% S&P/BC Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.39%
AMERICAN BALANCED FUND | Lipper Balanced Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
AMERICAN BALANCED FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2002
AMERICAN BALANCED FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-2
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2002
AMERICAN BALANCED FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2002
AMERICAN BALANCED FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share clas R-4
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 2002
AMERICAN BALANCED FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	443
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2002
AMERICAN BALANCED FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.24%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.30%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	381
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009